Average Annual Total Returns	12 Months Ended
Jan. 31, 2011
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.95%
Five Years	6.15%
Ten Years	5.82%
Inception Date	Jun. 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.08%
Five Years	6.26%
Since Inception	5.81%
Inception Date	Feb. 12, 2001
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.40%
Five Years	6.33%
Ten Years	6.40%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.53%
Five Years	6.46%
Since Inception	6.87%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.47%
Five Years	6.23%
Ten Years	6.36%
Inception Date	Nov. 01, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.60%
Five Years	6.35%
Since Inception	6.34%
Inception Date	Feb. 12, 2001
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.35%
Five Years	6.29%
Ten Years	6.08%
Inception Date	Oct. 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.48%
Five Years	6.44%
Since Inception	6.14%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.71%
Five Years	5.62%
Ten Years	7.09%
Inception Date	Jul. 09, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.85%
Five Years	5.74%
Since Inception	7.02%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.93%
Five Years	5.46%
Ten Years	6.41%
Inception Date	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.06%
Five Years	5.61%
Since Inception	6.56%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.24%
Five Years	4.94%
Ten Years	4.58%
Inception Date	Dec. 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.36%
Five Years	5.05%
Since Inception	4.55%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.21%
Five Years	4.90%
Ten Years	4.62%
Inception Date	Oct. 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.33%
Five Years	5.01%
Since Inception	4.61%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.37%
Five Years	5.05%
Ten Years	4.76%
Inception Date	Sep. 30, 1997
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.64%
Five Years	4.45%
Ten Years	4.30%
Inception Date	Oct. 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.76%
Five Years	4.58%
Since Inception	4.35%
Inception Date	Feb. 13, 2001
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.93%
Five Years	4.30%
Ten Years	3.89%
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.47%
Five Years	3.50%
Ten Years	3.47%
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.05%
Five Years	4.18%
Ten Years	4.27%
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.84%
Five Years	4.55%
Ten Years	4.20%
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.58%
Five Years	3.48%
Ten Years	4.87%
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.94%
Five Years	3.50%
Ten Years	4.36%
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.25%
Five Years	3.55%
Ten Years	3.13%
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.98%
Five Years	3.34%
Ten Years	2.98%
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.08%
Five Years	3.44%
Ten Years	3.07%
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.81%
Five Years	3.18%
Ten Years	2.93%
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.61%
Five Years	4.17%
Ten Years	3.82%
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.96%
Five Years	3.68%
Ten Years	3.65%
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.01%
Five Years	4.13%
Ten Years	4.21%
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.09%
Five Years	4.46%
Ten Years	4.16%
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.93%
Five Years	3.51%
Ten Years	4.75%
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.43%
Five Years	3.64%
Ten Years	4.36%
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.16%
Five Years	3.42%
Ten Years	3.06%
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.39%
Five Years	3.26%
Ten Years	2.96%
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.49%
Five Years	3.36%
Ten Years	3.05%
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	1.94%
Five Years	3.09%
Ten Years	2.88%
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares | Barclays Capital U.S. Long Treasury Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.38%
Five Years	5.73%
Ten Years	6.57%
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares | Barclays Capital U.S. Long Treasury Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.38%
Five Years	5.73%
Since Inception	6.60%
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares | Barclays Capital U.S. Corporate High-Yield Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.12%
Five Years	8.91%
Ten Years	8.88%
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares | Barclays Capital U.S. Corporate High-Yield Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.12%
Five Years	8.91%
Since Inception	9.25%
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares | Barclays Capital U.S. GNMA Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.67%
Five Years	6.29%
Ten Years	5.86%
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares | Barclays Capital U.S. GNMA Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.67%
Five Years	6.29%
Since Inception	5.77%
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares | Barclays Capital U.S. 1-5 Year Gov Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.08%
Five Years	5.05%
Ten Years	4.88%
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares | Barclays Capital U.S. 1-5 Year Gov Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.08%
Five Years	5.05%
Since Inception	4.77%
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares | Barclays Capital U.S. 1-5 Year Treasury Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.73%
Five Years	4.88%
Ten Years	4.50%
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares | Barclays Capital U.S. 1-5 Year Treasury Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.73%
Five Years	4.88%
Since Inception	4.42%
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares | Barclays Capital U.S. 1-5 Year Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.44%
Five Years	5.62%
Ten Years	5.56%
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares | Barclays Capital U.S. 1-5 Year Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.44%
Five Years	5.62%
Since Inception	5.44%
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares | Barclays Capital U.S. 1-5 Year Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.44%
Five Years	5.62%
Ten Years	5.56%
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares | Barclays Capital U.S. 5-10 Year Treasury Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.68%
Five Years	6.49%
Ten Years	6.14%
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares | Barclays Capital U.S. 5-10 Year Treasury Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.68%
Five Years	6.49%
Since Inception	6.10%
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares | Barclays Capital U.S. 5-10 Year Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.54%
Five Years	6.55%
Ten Years	7.01%
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares | Barclays Capital U.S. 5-10 Year Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.54%
Five Years	6.55%
Since Inception	6.84%
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares | Barclays Capital U.S. Long Credit A or Better Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.02%
Five Years	5.00%
Ten Years	7.09%
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares | Barclays Capital U.S. Long Credit A or Better Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.02%
Five Years	5.00%
Since Inception	6.83%